Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock ETF Trust II
Entity Central Index Key	0001804196
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000262359
Shareholder Report [Line Items]
Fund Name	iShares Mortgage-Backed Securities Active ETF
Trading Symbol	MBBA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Mortgage-Backed Securities Active ETF (the “Fund”) for the period of October 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474-2737.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Mortgage-Backed Securities Active ETF	$26	0.44%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.44% [1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the period beginning May 1, 2025 and ended April 30, 2026, the Fund returned 6.04%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 4.06% and the Bloomberg U.S. MBS Index returned 5.56%.

What contributed to performance?

Positive contributions to the Fund’s performance were led by out-of-benchmark allocations including structured securities such as fixed rate and floating rate agency collateralized mortgage obligations as well as interest-only and inverse interest-only agency mortgage derivatives. In addition, high quality securitized assets such as AAA-rated single-asset, single-borrower commercial mortgage-backed securities posted strong positive returns over the period. Relative value trades designed to benefit from the yield spread of agency mortgage-backed securities relative to Treasuries also proved additive.

What detracted from performance?

Positioning with respect to interest rates detracted, most notably a modest overweight to the 2-year and 5-year segments of the yield curve. Security selection within agency MBS also detracted from the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
iShares Mortgage-Backed Securities Active ETF...
	6.04%	0.11%	1.25%
Bloomberg U.S. Aggregate Bond Index...
	4.06	0.18	1.67
Bloomberg U.S. MBS Index...
	5.56	0.35	1.42

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 124,696,195
Holdings Count | Holding	557
Advisory Fees Paid, Amount	$ 109,866
InvestmentCompanyPortfolioTurnover	1287.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
94.0%
Non-Agency Mortgage-Backed Securities...
6.0
Table Summary
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
29.5%
AA/Aa...
70.4
N/R...
0.1
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, Moody's Investors Service, Inc. or Fitch Ratings, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R, if any, are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202320
Shareholder Report [Line Items]
Fund Name	iShares Securitized Income Active ETF
Trading Symbol	SECU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Securitized Income Active ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474-2737.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Securitized Income Active ETF	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund  returned 6.29%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 4.06%, the 50% Bloomberg ABS Index / 50% Non-Agency Investment Grade CMBS Index returned 4.88% and the Bloomberg U.S. MBS Index returned 5.56%.

What contributed to performance?

Positive contributions to performance were led by allocations to non-agency residential mortgage-backed securities for the period, specifically those backed by non-qualified mortgages, single family rentals and non-performing/reperforming loans. The Fund’s positioning in commercial mortgage-backed securities and agency-backed structured securities such as collateralized mortgage obligations and mortgage derivatives were also additive. The Fund's cash position had no material impact on performance.

What detracted from performance?

The Fund’s allocation to agency mortgage-backed securities was the sole detractor over the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
iShares Securitized Income Active ETF...
	6.29%	1.70%	2.55%
Bloomberg U.S. Aggregate Bond Index...
	4.06	0.18	1.67
50% Bloomberg ABS Index / 50% Non-Agency Investment Grade CMBS Index...
	4.88	2.12	2.66
Bloomberg U.S. MBS Index...
	5.56	0.35	1.42

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 591,873,566
Holdings Count | Holding	785
Advisory Fees Paid, Amount	$ 1,609,930
InvestmentCompanyPortfolioTurnover	192.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Non-Agency Mortgage-Backed Securities...
51.3%
Asset-Backed Securities...
38.4
U.S. Government Sponsored Agency Securities...
10.3
Table Summary
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
51.3%
AA/Aa...
10.3
A...
2.6
BBB/Baa...
5.4
BB/Ba...
3.6
B...
0.9
CCC/Caa...
4.1
CC/Ca...
1.0
C...
0.6
D...
0.1
N/R...
20.1
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, Moody's Investors Service, Inc. or Fitch Ratings, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

[1]	Annualized.